Note 5 - Fair Value of Below Market Time Charters Acquired - Amortization of Intangible Liability (Details)	Jun. 30, 2023 USD ($)
2024	$ 15,440,301
2025	11,452,328
2026	403,585
Total	$ 27,296,214